FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RESULT.
Schedule of financial revenue and financial expenses

	12/31/2022	12/31/2021	12/31/2020
Financial Revenues
Interest income, fines, commission and fees	997,434	756,395	970,965
Revenue from financial investments	2,211,854	619,729	956,269
Additional of moratorium on electricity	252,637	325,943	341,672
Revenueom Interest on Dividends	10,950	—	—
Other financial income	566,848	319,638	(1,260,029)
(-) Taxation on financial Revenue	(611,964)	(415,961)	(24,586)
	3,427,759	1,605,744	2,118,291
Financial expenses
Debt Charges	(4,705,030)	(2,804,816)	(2,850,866)
Charges from obligations with CDE	(1,097,038)	—	—
River Basin Revitalization Charges	(187,023)	—	—
Other financial expenses	(804,999)	(549,140)	(841,856)
	(6,794,090)	(3,353,956)	(3,692,722)

Financial results, net
Monetary variations	(1,097,622)	(34,520)	319,322
Exchange rate changes	446,852	(385,049)	(399,723)
Derivatives	(356,494)	725,826	332,017
	(1,007,264)	306,257	251,616

	(4,373,595)	(1,441,954)	(1,322,815)